                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if Amendment: [ ]; Amendment Number: ________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empire Capital Management, LLC
Address: 1 Gorham Island
         Westport, CT 06880

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Markham Penrod
Title: Chief Compliance Officer
Phone: 203-454-6925

Signature, Place, and Date of Signing:


J. Markham Penrod                     Westport, CT        08/14/2008
----------------------------------    ----------------    --------------------
[Signature]                           [City, State]       [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                    Name

28-
    ---------------------------------   ----------------------------------------
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:        76
Form 13F Information Table Value Total:  $431,166
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name

-------   --------------------   ---------------

[Repeat as necessary.]

                                    6/30/2008

EMPIRE CAPITAL MANAGEMENT, LLC
USD
FORM 13F - Q2 2008

            Item 1                Item 2    Item 3       Item 4       Item 5          Item 6         Item 7         Item 8
------------------------------- --------- --------- --------------- --------- ----- ------- ------- -------- -------- ------ -----
                                                                    SHARES OF INVESTMENT DISCRETION             VOTING AUTHORITY
                                TITLE OF              FAIR MARKET   PRINCIPAL ---------------------          ---------------------
        NAME OF ISSUER            CLASS     CUSIP        VALUE        AMOUNT   SOLE  SHARED  OTHER  MANAGERS   SOLE   SHARED OTHER
------------------------------- --------- --------- --------------- --------- ----- ------- ------- -------- -------- ------ -----
ADTRAN INC                      Eq-OTC    00738A106 $  4,291,200.00    180000 X                       FINE     180000    0     0
ALLOT COMMUNICATIONS LTD        Eq-OTC    M0854Q105 $  2,156,495.88    733502 X                       FINE     733502    0     0
AMERICAN SUPERCONDUCTOR CORP    Eq-OTC    030111108 $ 12,547,500.00    350000 X                       FINE     350000    0     0
AMERICAN TOWER SYSTEM CORP CL A Eq-Listed 029912201 $ 15,649,400.00    370400 X                       FINE     370400    0     0
APPLE COMPUTER INC              Eq-OTC    037833100 $ 14,148,680.00     84500 X                       FINE      84500    0     0
APPLIED MICRO CIRCUITS CORP     Eq-OTC    03822W406 $  3,792,080.00    443000 X                       FINE     443000    0     0
ARIBA INC NEW                   Eq-OTC    04033V203 $  6,251,750.00    425000 X                       FINE     425000    0     0
ARUBA NETWORKS INC              Eq-OTC    043176106 $ 12,290,500.00   2350000 X                       FINE    2350000    0     0
ASIAINFO HOLDINGS INC           Eq-OTC    04518A104 $  1,773,000.00    150000 X                       FINE     150000    0     0
ATHEROS COMMUNICATIONS INC      Eq-OTC    04743P108 $  5,550,000.00    185000 X                       FINE     185000    0     0
BAIDU COM INC                   Eq-OTC    056752108 $  4,694,400.00     15000 X                       FINE      15000    0     0
BROADCOM CORP                   Eq-OTC    111320107 $  6,822,500.00    250000 X                       FINE     250000    0     0
BROCADE COMMUNICATIONS SYS INC  Eq-OTC    111621306 $  2,142,400.00    260000 X                       FINE     260000    0     0
CA INC                          Eq-Listed 12673P105 $  5,772,500.00    250000 X                       FINE     250000    0     0
CALL EMCORE CORP SEP 5          Opt-Calls 2908468IA $     51,750.00      3000 X                       FINE       3000    0     0
CALL LONGTOP FINANCIA DEC 15    Opt-Calls 54318P8LC $     33,000.00      1000 X                       FINE       1000    0     0
CALL MONSTER WORLDWID DEC 22.5  Opt-Calls 6117428LX $    293,750.00     12500 X                       FINE      12500    0     0
CALL NUANCE COMM OCT 15         Opt-Calls 67020Y8JC $    147,000.00      7000 X                       FINE       7000    0     0
CALL NUANCE COMM OCT 17.5       Opt-Calls 67020Y8JW $    536,250.00     55000 X                       FINE      55000    0     0
CALL NUANCE COMMUNICA OCT 20    Opt-Calls 67020Y8JD $    157,500.00     35000 X                       FINE      35000    0     0
CALL S&P 500 INDEX JUL 1325     Opt-Calls 6488158GE $    558,000.00      7750 X                       FINE       7750    0     0
CALL SANDISK CORP JAN 22.5      Opt-Calls 80004C9AX $    284,900.00     14000 X                       FINE      14000    0     0
CALL SANDISK CORP JAN 25        Opt-Calls 80004C9AE $     42,450.00      3000 X                       FINE       3000    0     0
CALL YAHOO! INC JUL 25          Opt-Calls 9843328GE $     40,672.50     24650 X                       FINE      24650    0     0
CALL YUCHENG TECH JAN 15        Opt-Calls G987779AC $     84,000.00      6000 X                       FINE       6000    0     0
CALL YUCHENG TECHNOLO JAN 10    Opt-Calls G987779AB $    217,000.00      7000 X                       FINE       7000    0     0
CALL YUCHENG TECHNOLO JAN 12.5  Opt-Calls G987779AV $     21,750.00      1000 X                       FINE       1000    0     0
CALL YUCHENG TECHNOLO JUL 12.5  Opt-Calls G987778GV $     52,222.50     23210 X                       FINE      23210    0     0
CALL YUCHENG TECHNOLO OCT 12.5  Opt-Calls G987778JV $    211,500.00     14100 X                       FINE      14100    0     0
CAPSTONE TURBINE CORP           Eq-OTC    14067D102 $    838,000.00    200000 X                       FINE     200000    0     0
CAVIUM NETWORKS INC             Eq-OTC    14965A101 $  1,430,100.00     68100 X                       FINE      68100    0     0
COGNIZANT TECHNOLOGY SOLUTIONS  Eq-OTC    192446102 $  5,526,700.00    170000 X                       FINE     170000    0     0
COMMSCOPE INC                   Eq-Listed 203372107 $  7,915,500.00    150000 X                       FINE     150000    0     0
COMMVAULT SYSTEMS INC           Eq-OTC    204166102 $  1,156,480.00     69500 X                       FINE      69500    0     0
CROWN CASTLE INTL CORP          Eq-Listed 228227104 $  6,390,450.00    165000 X                       FINE     165000    0     0
CYPRESS SEMICONDUCTOR CORP      Eq-Listed 232806109 $  4,331,250.00    175000 X                       FINE     175000    0     0
DELL INC                        Eq-OTC    24702R101 $  6,235,800.00    285000 X                       FINE     285000    0     0
DIGITAL VIDEO SYSTEMS INC       Eq-OTC    25387R506 $      6,024.50    172128 X                       FINE     172128    0     0
DIRECTV GROUP INC               Eq-Listed 25459L106 $  3,109,200.00    120000 X                       FINE     120000    0     0
ENERGY CONVERSION DEVICES INC   Eq-OTC    292659109 $  1,288,700.00     17500 X                       FINE      17500    0     0
ENERSYS COM                     Eq-Listed 29275Y102 $  2,567,250.00     75000 X                       FINE      75000    0     0
ENTRUST INC                     Eq-OTC    293848107 $ 32,193,294.00  10950100 X                       FINE   10950100    0     0
EQUINIX INC                     Eq-OTC    29444U502 $ 14,061,072.00    157600 X                       FINE     157600    0     0
EVERGREEN SOLAR INC             Eq-OTC    30033R108 $  5,814,000.00    600000 X                       FINE     600000    0     0
EXTREME NETWORKS INC            Eq-OTC    30226D106 $  4,103,800.00   1445000 X                       FINE    1445000    0     0
GOOGLE INC                      Eq-OTC    38259P508 $ 25,004,950.00     47500 X                       FINE      47500    0     0
I D SYSTEMS INC DEL             Eq-OTC    449489103 $  1,020,920.32    158528 X                       FINE     158528    0     0
INFORMATICA CORPORATION         Eq-OTC    45666Q102 $  4,662,400.00    310000 X                       FINE     310000    0     0
JDA SOFTWARE GROUP INC          Eq-OTC    46612K108 $  1,375,600.00     76000 X                       FINE      76000    0     0
LANTRONIX INC                   Eq-OTC    516548104 $  4,298,700.00   6230000 X                       FINE    6230000    0     0
LATTICE SEMICONDUCTOR CORP      Eq-OTC    518415104 $    485,150.00    155000 X                       FINE     155000    0     0
LONGTOP FINANCIAL TECH LTD ADR  Eq-Listed 54318P108 $ 25,369,920.00   1532000 X                       FINE    1532000    0     0
MANHATTAN ASSOCIATES INC        Eq-OTC    562750109 $  2,052,645.00     86500 X                       FINE      86500    0     0
MARVELL TECHNOLOGY GROUP LTD    Eq-OTC    G5876H105 $ 27,814,500.00   1575000 X                       FINE    1575000    0     0
MOBILE TELESYSTEMS OJSC         Eq-Listed 607409109 $  3,447,450.00     45000 X                       FINE      45000    0     0
NATIONAL SEMICONDUCTOR CORP     Eq-Listed 637640103 $ 11,091,600.00    540000 X                       FINE     540000    0     0
NETLOGIC MICROSYSTEMS INC       Eq-OTC    64118B100 $  1,328,000.00     40000 X                       FINE      40000    0     0
ON SEMICONDUCTOR CORP           Eq-OTC    682189105 $  3,635,905.00    396500 X                       FINE     396500    0     0
ORACLE SYSTEMS CORP             Eq-OTC    68389X105 $  3,150,000.00    150000 X                       FINE     150000    0     0
POWERWAVE TECHNOLOGIES INC      Eq-OTC    739363109 $  6,226,250.00   1465000 X                       FINE    1465000    0     0
PROSHARES TRUST                 Eq-Listed 74347R834 $ 10,244,000.00    130000 X                       FINE     130000    0     0
QUALCOMM INC                    Eq-OTC    747525103 $ 21,297,600.00    480000 X                       FINE     480000    0     0
QUEST SOFTWARE INC              Eq-OTC    74834T103 $  7,256,900.00    490000 X                       FINE     490000    0     0
SBA COMMUNCATIONS CORP          Eq-OTC    78388J106 $ 11,541,205.00    320500 X                       FINE     320500    0     0
SILICON LABORATORIES INC        Eq-OTC    826919102 $  4,709,745.00    130500 X                       FINE     130500    0     0
SKYWORKS SOLUTIONS INC          Eq-OTC    83088M102 $  6,415,500.00    650000 X                       FINE     650000    0     0
STOCKERYALE INC                 Eq-OTC    86126T203 $  3,056,200.00   5180000 X                       FINE    5180000    0     0
SUNTECH PWR HLDGS CO LTD        Eq-OTC    86800C104 $  3,184,100.00     85000 X                       FINE      85000    0     0
SYNOPSYS INC                    Eq-OTC    871607107 $  1,075,500.00     45000 X                       FINE      45000    0     0
TERADYNE INC                    Eq-Listed 880770102 $  2,767,500.00    250000 X                       FINE     250000    0     0
TRIDENT MICROSYSTEMS INC        Eq-OTC    895919108 $  3,721,448.75   1019575 X                       FINE    1019575    0     0
TUMBLEWEED COMMUNICATIONS CORP  Eq-OTC    899690101 $ 17,262,263.34   6613894 X                       FINE    6613894    0     0
VERIGY LTD                      Eq-OTC    Y93691106 $  1,816,800.00     80000 X                       FINE      80000    0     0
WIND RIVER SYSTEMS INC          Eq-OTC    973149107 $  1,415,700.00    130000 X                       FINE     130000    0     0
WOODWARD GOVERNOR CO            Eq-OTC    980745103 $  1,301,590.00     36500 X                       FINE      36500    0     0
YUCHENG TECHNOLOGIES LTD        Eq-OTC    G98777108 $ 15,554,100.00   1390000 X                       FINE    1390000    0     0
                                                    $431,165,913.79
ENTRY TOTAL                           76
TABLE VALUE IN THOUSANDS         431,166